PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Balance at 1 January		£ 48,465
Total comprehensive income		3,502		£ 3,738		£ (84)
Redemption of preference shares	[1]			210		131
Movement in treasury shares		(411)		(175)		(816)
Value of employee services:
Balance At 31 December		49,143		48,465
Share Capital and Premium [Member] | C Company [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Balance at 1 January		24,768		24,558		24,427
Total comprehensive income	[2]
Issue of ordinary shares		63
Redemption of preference shares				210		131
Value of employee services:
Balance At 31 December		24,831		24,768		24,558
Merger reserve [member] | C Company [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Balance at 1 January		7,423		7,633		7,764
Total comprehensive income	[2]
Redemption of preference shares				(210)		(131)
Value of employee services:
Balance At 31 December		7,423		7,423		7,633
Capital redemption reserve [member] | C Company [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Balance at 1 January		4,115		4,115		4,115
Total comprehensive income	[2]
Value of employee services:
Balance At 31 December		4,115		4,115		4,115
Retained earnings [member] | C Company [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Balance at 1 January	[2]	1,584		785		1,720
Total comprehensive income	[2]	2,399		3,135		897
Dividends paid		(2,284)	[2]	(2,014)	[2]	(1,070)
Distributions on other equity instruments, net of tax	[2]	(336)		(330)		(314)
Redemption of preference shares	[2]
Movement in treasury shares	[2]	(277)		(301)		(753)
Value of employee services:
Share option schemes	[2]	82		141		133
Other employee award schemes	[2]	332		168		172
Balance At 31 December	[2]	1,500		1,584		785
Equity attributable to owners of parent [member] | C Company [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Balance at 1 January		37,890		37,091		38,026
Total comprehensive income	[2]	2,399		3,135		897
Dividends paid		(2,284)		(2,014)		(1,070)
Distributions on other equity instruments, net of tax		(336)		(330)		(314)
Issue of ordinary shares		63
Movement in treasury shares		(277)		(301)		(753)
Value of employee services:
Share option schemes		82		141		133
Other employee award schemes		332		168		172
Balance At 31 December		37,869		37,890		37,091
Other Equity Instruments [Member] | C Company [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Balance at 1 January		5,355		5,355		5,355
Total comprehensive income	[2]
Value of employee services:
Balance At 31 December		5,355		5,355		5,355
Equity [member] | C Company [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Balance at 1 January		43,245		42,446		43,381
Total comprehensive income	[2]	2,399		3,135		897
Dividends paid		(2,284)		(2,014)		(1,070)
Distributions on other equity instruments, net of tax		(336)		(330)		(314)
Issue of ordinary shares		63
Movement in treasury shares		(277)		(301)		(753)
Value of employee services:
Share option schemes		82		141		133
Other employee award schemes		332		168		172
Balance At 31 December		£ 43,224		£ 43,245		£ 42,446

[1]	During the year ended 31 December 2016, the Company redeemed all of its outstanding 6.267% Non-cumulative Fixed to Floating Rate Callable US Dollar Preference Shares at their combined sterling equivalent par value of £210 million. These preference shares had been accounted for as subordinated liabilities. On redemption an amount of £210 million was transferred from the distributable merger reserve to the share premium account (2015: £131 million in respect of the redemption of the outstanding 6.0884% Non-cumulative Fixed to Floating Rate Preference Shares and 5.92% Non-cumulative Fixed to Floating Rate Preference Shares).
[2]	Total comprehensive income comprises only the profit (loss) for the year.